245 Summer Street	Fidelity® Investments
Boston, MA 02210

February 24, 2021

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	File Room

Re:	Fidelity Hastings Street Trust (the trust):
Fidelity Fund (the fund)
File No. 333-251909

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced fund do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Cynthia Lo Bessette
Cynthia Lo Bessette
Secretary of the Trust